Dividends - Summary of Dividends Declared (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends [line items]
Dividends paid	£ 149	£ 146	£ 147
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid	102	101	101
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid	£ 47	£ 45	£ 46